N-4	May 01, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	EAIC VARIABLE CONTRACT ACCOUNT A
Entity Central Index Key	0001378536
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
C000096294 [Member]
Prospectus:
Ongoing Fees and Expenses [Table Text Block]
(a) In the “
Ongoing Fees and Expenses (annual charges)
” section of the “FEES AND EXPENSES” table, we are replacing the Annual Fee chart with the following:

Annual Fee	Minimum	Maximum
Base Contract 1	1.00%	3.25%
Investment Options (Portfolio Fees and Expenses)	0.52%	0.84%
Optional Benefits For An Additional Charge 2	None	None
1 The Base Contract fee includes the fee for the IncomeFlex Target Benefit and the mortality and expense fee.
2 The Optional Benefit is the Optional Spousal Benefit.
(b) In the “
Ongoing Fees and Expenses (annual charges)
” section of the “FEES AND EXPENSES” table, we are replacing the Lowest Annual Cost and Highest Annual Cost chart with the following:

Lowest Annual Cost $1,389	Highest Annual Cost $3,442
 Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of Base Contract fee and portfolio fees and expenses
•   No sales charges
•   No additional purchase payments, transfers or withdrawals

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of Base Contract fee and portfolio fees and expenses
•   No sales charges
•   No additional purchase payments, transfers or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.00%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	3.25%	[1]
Base Contract (N-4) Footnotes [Text Block]	The Base Contract fee includes the fee for the IncomeFlex Target Benefit and the mortality and expense fee.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.52%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.84%
Optional Benefits Minimum [Percent]	0.00%	[2]
Optional Benefits Maximum [Percent]	0.00%	[2]
Optional Benefits Footnotes [Text Block]	The Optional Benefit is the Optional Spousal Benefit.
Lowest and Highest Annual Cost [Table Text Block]
(b) In the “
Ongoing Fees and Expenses (annual charges)
” section of the “FEES AND EXPENSES” table, we are replacing the Lowest Annual Cost and Highest Annual Cost chart with the following:

Lowest Annual Cost $1,389	Highest Annual Cost $3,442
 Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of Base Contract fee and portfolio fees and expenses
•   No sales charges
•   No additional purchase payments, transfers or withdrawals

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of Base Contract fee and portfolio fees and expenses
•   No sales charges
•   No additional purchase payments, transfers or withdrawals

Lowest Annual Cost [Dollars]	$ 1,389
Highest Annual Cost [Dollars]	$ 3,442
Item 4. Fee Table [Text Block]
2.

Under “FEE TABLE”
(a) We are replacing the table entitled “Annual Portfolio Company Expenses” with the following:

ANNUAL PORTFOLIO COMPANY EXPENSES

	Minimum	Maximum
Annual Portfolio Company Expenses	0.52%	0.84%

(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
(b) We are replacing the section entitled “Example” with the following:
EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual portfolio company expenses
The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Contract expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
If you surrender your Contract at the end of the applicable time period:	$4,342	$13,110	$21,989	$44,690
If you annuitize at the end of the applicable time period:	$4,342	$13,110	$21,989	$44,690
If you do not surrender your Contract:	$4,342	$13,110	$21,989	$44,690

Annual Portfolio Company Expenses [Table Text Block]
(a) We are replacing the table entitled “Annual Portfolio Company Expenses” with the following:

ANNUAL PORTFOLIO COMPANY EXPENSES

	Minimum	Maximum
Annual Portfolio Company Expenses	0.52%	0.84%

(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)

Portfolio Company Expenses [Text Block]	(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.52%
Portfolio Company Expenses Maximum [Percent]	0.84%
Surrender Example [Table Text Block]
The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Contract expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
If you surrender your Contract at the end of the applicable time period:	$4,342	$13,110	$21,989	$44,690
If you annuitize at the end of the applicable time period:	$4,342	$13,110	$21,989	$44,690
If you do not surrender your Contract:	$4,342	$13,110	$21,989	$44,690

Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,342
Surrender Expense, 3 Years, Maximum [Dollars]	13,110
Surrender Expense, 5 Years, Maximum [Dollars]	21,989
Surrender Expense, 10 Years, Maximum [Dollars]	$ 44,690
Annuitize Example [Table Text Block]
The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Contract expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
If you surrender your Contract at the end of the applicable time period:	$4,342	$13,110	$21,989	$44,690
If you annuitize at the end of the applicable time period:	$4,342	$13,110	$21,989	$44,690
If you do not surrender your Contract:	$4,342	$13,110	$21,989	$44,690

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 4,342
Annuitized Expense, 3 Years, Maximum [Dollars]	13,110
Annuitized Expense, 5 Years, Maximum [Dollars]	21,989
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 44,690
No Surrender Example [Table Text Block]
The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Contract expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
If you surrender your Contract at the end of the applicable time period:	$4,342	$13,110	$21,989	$44,690
If you annuitize at the end of the applicable time period:	$4,342	$13,110	$21,989	$44,690
If you do not surrender your Contract:	$4,342	$13,110	$21,989	$44,690

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,342
No Surrender Expense, 3 Years, Maximum [Dollars]	13,110
No Surrender Expense, 5 Years, Maximum [Dollars]	21,989
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 44,690
Item 17. Portfolio Companies (N-4) [Text Block]
4.
Under “APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE CONTRACT”
We are replacing the chart in Appendix A with the following:

PORTFOLIO TYPE/ INVESTMENT OBJECTIVE	PORTFOLIO NAME AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/23)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
Moderate Allocation The investment objective of the fund is to seek income and long-term growth of capital.	PGIM Balanced Fund (Class Z) 1 (Closed to new investors) Adviser: PGIM Investments LLC Sub-Advisers: PGIM Quantitative Solutions LLC (Asset Allocation and Equity Subadviser); PGIM Fixed Income and PGIM Limited (Fixed Income Subadvisers)	0.78%	17.07%	8.03%	6.72%
Moderate Allocation The investment objective of the fund is to seek a balance between growth and conservation of capital.	PGIM 60/40 Allocation Fund (Class R6) 2 Adviser: PGIM Investments LLC Sub-Adviser: PGIM Quantitative Solutions LLC	0.40%	18.93%	9.58%	7.80%
1. Where applicable, the manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. Fees and/or expenses waived and/or reimbursed by the manager may be recouped by the manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to January 31, 2026 without the prior approval of the fund’s Board of Directors.
2
.
The manager has contractually agreed, through November 30, 2025, to limit Current Expenses after fee waivers and/or expense reimbursements to 0.40% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. This waiver may not be terminated prior to November 30, 2025 without the prior approval of the fund’s Board of Trustees.

Portfolio Companies [Table Text Block]

PORTFOLIO TYPE/ INVESTMENT OBJECTIVE	PORTFOLIO NAME AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/23)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
Moderate Allocation The investment objective of the fund is to seek income and long-term growth of capital.	PGIM Balanced Fund (Class Z) 1 (Closed to new investors) Adviser: PGIM Investments LLC Sub-Advisers: PGIM Quantitative Solutions LLC (Asset Allocation and Equity Subadviser); PGIM Fixed Income and PGIM Limited (Fixed Income Subadvisers)	0.78%	17.07%	8.03%	6.72%
Moderate Allocation The investment objective of the fund is to seek a balance between growth and conservation of capital.	PGIM 60/40 Allocation Fund (Class R6) 2 Adviser: PGIM Investments LLC Sub-Adviser: PGIM Quantitative Solutions LLC	0.40%	18.93%	9.58%	7.80%
1. Where applicable, the manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. Fees and/or expenses waived and/or reimbursed by the manager may be recouped by the manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to January 31, 2026 without the prior approval of the fund’s Board of Directors.
2
.
The manager has contractually agreed, through November 30, 2025, to limit Current Expenses after fee waivers and/or expense reimbursements to 0.40% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. This waiver may not be terminated prior to November 30, 2025 without the prior approval of the fund’s Board of Trustees.

Temporary Fee Reductions, Current Expenses [Text Block]
1. Where applicable, the manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. Fees and/or expenses waived and/or reimbursed by the manager may be recouped by the manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to January 31, 2026 without the prior approval of the fund’s Board of Directors.
2
.
The manager has contractually agreed, through November 30, 2025, to limit Current Expenses after fee waivers and/or expense reimbursements to 0.40% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. This waiver may not be terminated prior to November 30, 2025 without the prior approval of the fund’s Board of Trustees.

C000096294 [Member] | PGIM Balanced Fund (Class Z) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Moderate Allocation The investment objective of the fund is to seek income and long-term growth of capital.
Portfolio Company Name [Text Block]	PGIM Balanced Fund (Class Z)	[3]
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC (Asset Allocation and Equity Subadviser); PGIM Fixed Income and PGIM Limited (Fixed Income Subadvisers)
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	17.07%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	6.72%
C000096294 [Member] | PGIM 6040 Allocation Fund (Class R6) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Moderate Allocation The investment objective of the fund is to seek a balance between growth and conservation of capital.
Portfolio Company Name [Text Block]	PGIM 60/40 Allocation Fund (Class R6)	[4]
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	18.93%
Average Annual Total Returns, 5 Years [Percent]	9.58%
Average Annual Total Returns, 10 Years [Percent]	7.80%

[1]	The Base Contract fee includes the fee for the IncomeFlex Target Benefit and the mortality and expense fee.
[2]	The Optional Benefit is the Optional Spousal Benefit.
[3]	Where applicable, the manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. Fees and/or expenses waived and/or reimbursed by the manager may be recouped by the manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to January 31, 2026 without the prior approval of the fund’s Board of Directors.
[4]	The manager has contractually agreed, through November 30, 2025, to limit Current Expenses after fee waivers and/or expense reimbursements to 0.40% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. This waiver may not be terminated prior to November 30, 2025 without the prior approval of the fund’s Board of Trustees.